Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024, are presented below:

	2025	2024	2023
Income (loss) for the year before tax	430,949	511,720	(2,038,034)

Expected tax expense (recovery)	$123,341	$138,164	$(550,269)
Change in statutory, foreign tax, foreign exchange rates and other	(158,538)	(184,459)	183,916
Permanent differences	125,175	103,865	140,572
Impact of SRED and ITC due to rate differences	(504,153)	-	-
Adjustment to prior years provision versus statutory tax returns	(73,796)	(911)	(26,902)
Change in unrecognized deductible temporary differences	462,103	101,921	226,705
Current income tax (recovery) expense	$(25,868)	$158,580	$(25,978)
Deferred income tax expense (recovery)	-	-	-
Total income tax (recovery) expense	$(25,868)	$158,580	$(25,978)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 are presented below:

	2025	2024
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$249,290	$312,261
Equipment	1,178	(1,066)
Intangible assets	(23,836)	(44,266)
Investment tax credit	480,853	-
Other	185,352	176,752
	892,837	443,681
Unrecognized deferred tax assets	(892,837)	(443,681)
Total deferred tax (liability) asset	$-	$-